LINE OF CREDIT PAYABLE – RELATED PARTY (Details Narrative) - USD ($)		5 Months Ended	9 Months Ended
	Dec. 01, 2024	Mar. 31, 2025	Mar. 31, 2025
Secured Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from line of credits		$ 2,987,785
B O S Investment Inc [Member] | Chairman And Co Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from line of credits	$ 5,000,000
Related Party [Member] | Line of Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit facility, interest rate			3.50%